iShares®

iShares, Inc.

Supplement dated October 24, 2011

to the Prospectuses dated January 1, 2011 (as revised September 9, 2011)

for each of iShares MSCI BRIC Index Fund,

iShares MSCI Emerging Markets Eastern Europe Index Fund and

iShares MSCI Emerging Markets Index Fund,

and to the Prospectus dated August 11, 2011

for the iShares MSCI Emerging Markets Small Cap Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus.

Effective immediately, the following paragraph replaces similar language in the third paragraph under the Investment Adviser section of each Prospectus.

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financials Sector Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Emerging Markets Materials Sector Index Fund, iShares MSCI Emerging Markets Minimum Volatility Index Fund and iShares MSCI Emerging Markets Small Cap Index Fund. The aggregate management fee is calculated as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets over $28.0 billion, up to and including $42.0 billion, plus 0.56% per annum of the aggregate net assets over $42.0 billion, up to and including $56.0 billion, plus 0.50% per annum of the aggregate net assets over $56.0 billion, up to and including $70.0 billion, plus 0.45% per annum of the aggregate net assets over $70.0 billion, up to and including $84.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $84.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-SU10

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated October 24, 2011

to the Statement of Additional Information

dated January 1, 2011 (as revised September 29, 2011)

for each of iShares MSCI BRIC Index Fund,

iShares MSCI Emerging Markets Eastern Europe Index Fund and

iShares MSCI Emerging Markets Index Fund and

to the Statement of Additional Information

dated August 11, 2011 (as revised October 7, 2011) (together, the “SAIs”)

for the iShares MSCI Emerging Markets Small Cap Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAIs.

Effective immediately, the following paragraph replaces similar language under the Investment Adviser section in the Funds’ SAIs.

For its investment advisory services to iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Index Fund and iShares MSCI Emerging Markets Small Cap Index Fund, BFA is entitled to receive a management fee from such Funds corresponding to each of the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financials Sector Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Emerging Markets Materials Sector Index Fund, iShares MSCI Emerging Markets Minimum Volatility Index Fund and iShares MSCI Emerging Markets Small Cap Index Fund. The aggregate management fee is calculated as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets over $28.0 billion, up to and including $42.0 billion, plus 0.56% per annum of the aggregate net assets over $42.0 billion, up to and including $56.0 billion, plus 0.50% per annum of the aggregate net assets over $56.0 billion, up to and including $70.0 billion, plus 0.45% per annum of the aggregate net assets over $70.0 billion, up to and including $84.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $84.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-SAI-08i-S2

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE